Acquisition of subsidiaries - Results since acquisition (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about business combination [line items]
Revenues	R$ 327,337	R$ 561,340	R$ 654,414
Profit (loss)	16,720	24,288	40,743
Referência Agroinsumos
Disclosure of detailed information about business combination [line items]
Revenues	263,788
Profit (loss)	24,183
CORAM
Disclosure of detailed information about business combination [line items]
Revenues	63,549
Profit (loss)	R$ (7,463)
Provecampo
Disclosure of detailed information about business combination [line items]
Revenues		37,291
Profit (loss)		1,656
Floema
Disclosure of detailed information about business combination [line items]
Revenues		205,451
Profit (loss)		12,628
Casa Trevo
Disclosure of detailed information about business combination [line items]
Revenues		136,003
Profit (loss)		20,787
Sollo Sul
Disclosure of detailed information about business combination [line items]
Revenues		182,385
Profit (loss)		(10,064)
Cromo
Disclosure of detailed information about business combination [line items]
Revenues		210
Profit (loss)		R$ (719)
Produtiva
Disclosure of detailed information about business combination [line items]
Revenues			175,335
Profit (loss)			14,152
Cenagro
Disclosure of detailed information about business combination [line items]
Revenues			156,722
Profit (loss)			6,372
Cenagral
Disclosure of detailed information about business combination [line items]
Revenues			26,267
Profit (loss)			(1,013)
Union Agro
Disclosure of detailed information about business combination [line items]
Revenues			156,000
Profit (loss)			23,428
Agrozap
Disclosure of detailed information about business combination [line items]
Revenues			132,911
Profit (loss)			1,632
Nova Geração
Disclosure of detailed information about business combination [line items]
Revenues			7,179
Profit (loss)			R$ (3,828)